Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Summary of Stock Option and Restricted Stock Award Transactions

The following table summarizes the Company’s stock compensation plan activity for the nine months ended September 30, 2017:

	Options Outstanding	Weighted Average Exercise Price
Outstanding and exercisable at December 31, 2016	871,203	$2.95
Granted	875,300	$1.88
Exercised	(3,251)	$1.06
Forfeited	(177,679)	$2.17

Outstanding and exercisable at September 30, 2017	1,565,573	$2.44

The following table summarizes stock option and restricted stock award transactions under the 2014 Plan during the years ended December 31, 2016, December 2015 and 2014:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Contractual Life — Years	Total Intrinsic Value
Outstanding at December 31, 2013	368,566	$1.59	6.2
Granted	906,752	$1.68
Exercised	(54,920)	$1.39
Forfeited	(21,568)	$1.33

Outstanding at December 31, 2014	1,198,830	$1.68	8.3	$10,489,128

Granted	400,719	$7.28
Exercised	(97,348)	$0.99		$767,354
Forfeited	(139,174)	$4.49

Outstanding at December 31, 2015	1,363,027	$3.09	7.9	$244,998

Granted	563,856	$1.09
Exercised	(78,480)	$0.43		$37,646
Forfeited	(977,200)	$2.27

Outstanding and exercisable at December 31, 2016	871,203	$2.95	8.6	$18,363

Vested and options expected to vest at December 31, 2016	840,403	$3.00	8.6	$15,934

Schedule of Estimated Fair Value of Option Award Granted Determined Using Black-Scholes Option-Pricing Valuation Model

The estimated fair value of each option award granted was determined on the date of grant using the Black-Scholes option-pricing valuation model with the following weighted-average assumptions for options grants.

	Year Ended December 31,
	2016	2015	2014
Weighted Average Assumptions:
Risk-free interest rate	1.61%	1.69%	1.85%
Expected dividend yield	0%	0%	0%
Expected volatility	44.89%	43.72%	87.00%
Expected term (in years)	5.4	5.8	6.0

Summary of Recognized Non-Cash Share-Based Compensation Expense

The Company recognized non-cash share-based compensation expense related to its 2014 Employee Stock Purchase Plan, restricted stock awards and stock options granted to employees and directors as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
General and administrative	$110,976	$67,687	$365,556	$851,837
Research and development	32,364	15,331	199,854	118,544

	$143,340	$83,018	$565,410	$970,381

The Company recognized non-cash share-based compensation expense related to its ESPP, restricted stock awards and stock options granted to employees and directors in its research and development and its general and administrative functions as follows:

	Year Ended December 31,
	2016	2015	2014
Research and development	$163,996	$410,099	$235,867
General and administrative	918,869	974,682	377,085

	$1,082,865	$1,384,781	$612,952

Summary of Common Stock Reserved for Future Issuance

The following shares of common stock are reserved for future issuance at September 30, 2017:

Warrants issued and outstanding	71,257
Stock options issued and outstanding	1,565,573
Authorized for future awards under stock compensation plans	2,131,598
Employee Stock Purchase Plan	574,460

4,342,888

Common stock reserved for future issuance is as follows:

	December 31, 2016	December 31, 2015
Warrants issued and outstanding	71,257	71,257
Stock options and restricted stock awards issued and outstanding	871,203	1,363,027
Authorized for future option grants	2,276,079	1,312,734
Employee stock purchase plan	436,175	298,675

	3,654,714	3,045,693

Employee Stock Purchase Plan
Schedule of Estimated Fair Value of Option Award Granted Determined Using Black-Scholes Option-Pricing Valuation Model

The weighted average assumptions used to estimate the fair value of shares issued under the ESPP in the years ended December 31, 2015 and 2014 using the Black-Scholes option pricing model were as follows:

	For the Year Ended
	2015	2014
Weighted Average Assumptions:
Risk-free interest rate	0.39%	0.34%
Expected dividend yield	0%	0%
Expected volatility	45.13%	45.43%
Expected term (in years)	1.23	1.27